PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 24,433	$ 22,150
Less: accumulated depreciation and amortization	10,228	9,436
Property and equipment, net	14,205	12,714
Depreciation and amortization expenses, continued operations	4,003	2,543	$ 2,583
Impairment charges of asset that will no longer be in use		124	$ 632
Software capitalized impairment costs from discontinued operations		3,390
Capitalized software development costs	4,605	4,192
Stock-based compensation expense	14	187
Amortization expense	769	245
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	9,607	11,775
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,679	2,837
Impairment charges of asset that will no longer be in use		159
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,142	6,981
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,005	3,390
Less: accumulated depreciation and amortization	4,393	557
Property and equipment, net	$ 4,393	$ 557